Acquisitions (Tables)	6 Months Ended
Jun. 30, 2026
Acquisitions [Abstract]
Schedule of Consideration for Acquisition, Net Assets Acquired and Goodwill

Details of the consideration for acquisition, net assets acquired and goodwill are as follows:

Purchase price consideration paid:
Cash consideration	$816,372
Fair value of shares issued	442,722
Fair value of previously held investment	379,906
Fair value of shares issued	$1,639,000

Fair value of assets and liabilities assumed:
Cash	$271,408
Prepaid expenses and deposits	12,473
Goodwill	2,907,440
Trade and other payables	(69,418)
Non-controlling interest	(1,482,903)
Total net assets acquired	$1,639,000